Intangible Asset, Net - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Less: Accumulated Amortization	$ (104,000)	$ (72,000)
Intangible Asset, Net	216,000	248,000
Distribution Channel [Member]
Intangible Assets, Gross	$ 320,000	$ 320,000	$ 320,000